Applicable laws and regulations - Schedule of classification of the loan portfolio by maturity profile based on Rule No.4-2013 (Details) - Loans - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Corporation loan	$ 6,763,020	$ 5,734,605
Loans and advances to banks	2,965,267	2,688,609
Securities at FVOCI - Corporate debt
Statement [Line Items]
Corporation loan	3,669,125	3,022,386
Private
Statement [Line Items]
Loans and advances to banks	2,245,385	2,120,762
State-owned
Statement [Line Items]
Loans and advances to banks	719,882	567,847
Sovereign [Member]
Statement [Line Items]
Sovereign	128,628	23,610
Special Mentions [Member]
Statement [Line Items]
Corporation loan	0	68,668
Loans and advances to banks	0	0
Special Mentions [Member] | Securities at FVOCI - Corporate debt
Statement [Line Items]
Corporation loan	0	68,668
Special Mentions [Member] | Private
Statement [Line Items]
Loans and advances to banks	0	0
Special Mentions [Member] | State-owned
Statement [Line Items]
Loans and advances to banks	0	0
Special Mentions [Member] | Sovereign [Member]
Statement [Line Items]
Sovereign	0	0
Current
Statement [Line Items]
Corporation loan	6,732,913	5,734,605
Loans at FVTPL		5,739,918
Loans and advances to banks	2,945,267	2,688,609
Current | Securities at FVOCI - Corporate debt
Statement [Line Items]
Corporation loan	3,659,018	3,022,386
Current | Private
Statement [Line Items]
Loans and advances to banks, Financial Institutions		5,313
Loans and advances to banks	2,225,385	2,120,762
Current | State-owned
Statement [Line Items]
Loans and advances to banks	719,882	567,847
Current | Sovereign [Member]
Statement [Line Items]
Sovereign	128,628	23,610
Loans Portfolio
Statement [Line Items]
Corporation loan	6,763,020	5,734,605
Loans at FVTPL		5,739,918
Loans and advances to banks	2,965,267	2,688,609
Loans Portfolio | Securities at FVOCI - Corporate debt
Statement [Line Items]
Corporation loan	3,669,125	3,022,386
Loans Portfolio | Private
Statement [Line Items]
Loans and advances to banks, Financial Institutions		5,313
Loans and advances to banks	2,245,385	2,120,762
Loans Portfolio | State-owned
Statement [Line Items]
Loans and advances to banks	719,882	567,847
Loans Portfolio | Sovereign [Member]
Statement [Line Items]
Sovereign	128,628	23,610
Past due
Statement [Line Items]
Corporation loan	20,000	0
Loans at FVTPL		0
Loans and advances to banks	20,000	0
Past due | Securities at FVOCI - Corporate debt
Statement [Line Items]
Corporation loan	0	0
Past due | Private
Statement [Line Items]
Loans and advances to banks, Financial Institutions		0
Loans and advances to banks	20,000	0
Past due | State-owned
Statement [Line Items]
Loans and advances to banks	0	0
Past due | Sovereign [Member]
Statement [Line Items]
Sovereign	0	0
Delinquent
Statement [Line Items]
Corporation loan	10,107	0
Loans at FVTPL		0
Loans and advances to banks	0	0
Delinquent | Securities at FVOCI - Corporate debt
Statement [Line Items]
Corporation loan	10,107	0
Delinquent | Private
Statement [Line Items]
Loans and advances to banks, Financial Institutions		0
Loans and advances to banks	0	0
Delinquent | State-owned
Statement [Line Items]
Loans and advances to banks	0	0
Delinquent | Sovereign [Member]
Statement [Line Items]
Sovereign	$ 0	$ 0